Document and Entity Information	Aug. 21, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001576169
Document Type	8-K
Document Period End Date	Aug. 21, 2020
Entity Registrant Name	BENEFITFOCUS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36061
Entity Tax Identification Number	46-2346314
Entity Address, Address Line One	100 Benefitfocus Way
Entity Address, City or Town	Charleston
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29492
City Area Code	(843)
Local Phone Number	849-7476
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 Par Value
Trading Symbol	BNFT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false